Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
DGA CORE PLUS ABSOLUTE RETURN ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DGA CORE PLUS ABSOLUTE RETURN ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DGA Core Plus Absolute Return ETF (the “Fund”) seeks long-term capital appreciation as a primary objective, with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from August 2, 2023 (commencement of operations) to July 31, 2024, the Fund’s portfolio turnover rate was 642% of the average  value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	642.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through November 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Montrose Estate Capital Management, LLC, doing business as Days Global Advisors, is the Fund’s sub-adviser (the “Sub-Adviser”). The Fund is a “fund-of ETFs,” and the Sub-Adviser invests all of the Fund’s assets in unaffiliated ETFs that are listed on U.S. stock exchanges (“Underlying ETFs”). The Underlying ETFs may include ETFs that invest in U.S. and foreign equity securities, fixed income securities, currencies, and commodities. In addition, Underlying ETFs may include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index), or leveraged ETFs (i.e., ETFs that produce investment results that exceed a particular benchmark index by a factor greater than one).

The Fund’s exposure to commodities will likely come by investing in ETFs which own commodities. Commodity ETFs are publicly traded partnerships, not regulated investment companies.  Because of the 25% limit on ownership of publicly traded partnerships, the Fund will have to monitor its holdings in commodity ETFs so that such holdings will not constitute 25% of its assets at the close of any quarter.

Underlying ETFs that invest in currencies may seek to benefit from changes in exchange rates, such as between the U.S. dollar and the euro. In contrast, other Underlying ETFs may seek to benefit when the value of one or more currency(ies) increase, and others Underlying ETFs may seek to benefit when the value of one or more currenc(ies) decrease. Further, Underlying ETFs may engage in currency transactions to hedge (protect) the value of their foreign currency holdings.

Underlying ETFs, particularly inverse ETFs, may invest in index swaps, which are agreements to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities). Underlying ETFs may enter into swap transactions for a wide range of reasons, such as: attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities the Underlying ETF anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in an economical way.

The Fund will invest in Underlying ETFs that, in turn, hold equity securities, fixed income securities, currencies, index swaps, and commodities. Typically, the Underlying ETFs hold those securities and financial instruments “long” in the belief that they will outperform the relevant market over time. In contrast, the Fund may also invest in inverse Underlying ETFs, which typically produce investment results that are opposite of a particular benchmark index. Inverse Underlying ETFs essentially provide the Fund with “short” exposure, because their portfolios benefit when the relevant market declines. The Fund will generally have net exposure ranging from 20% short to 100% long equities. The Fund’s net exposure at any time is the total of the Fund’s percentage of long holdings (including leverage) less the percentage of its short exposure. For example, if the Fund’s long holdings totaled 60% and its short exposure totaled 40%, the Fund’s net exposure would be 20% long (60%-40%). The Fund’s short exposure will be obtained via investments in inverse ETFs.

Market Environments/Fund Positioning:

The Sub-Adviser utilizes a proprietary, analytical investment model that examines current and historical ETF market data to seek to structure a portfolio that will benefit over a full market cycle (described below) by identifying and responding to changes in price momentum in the global equity markets. Essentially, the Fund seeks to capitalize on the tendency of stock prices to continue trending in the same direction over short- to medium-term periods. The Sub-Adviser’s model analyzes a number of criteria, such as ETF trade volumes, prices, pricing and volume trends, and activities in the futures markets over various periods to identify broad market signals indicating an upward or downward trend. The Sub-Adviser’s model then analyzes the size (or “amplitude”) and prevalence (or “frequency”) of these signals to determine which of four market environments is then prevailing. The four market environments and how they impact the Fund’s positioning are:

●	Bullish – The Fund is positioned long, with an aggressive investment tilt. In this state, the Fund’s portfolio will largely be comprised of long-only equity Underlying ETFs. In this state, the Fund will generally participate in changes to the overall equity markets (both U.S. and foreign). The Underlying ETFs will likely include:
○	Growth-focused ETFs (e.g., ETFs that invest in equity securities of companies that are expected to have above average growth rates),
○	Momentum-focused ETFs (e.g., ETFs that invest in equity securities with higher recent price performance compared to other securities),

○	Thematic ETFs (e.g., ETFs that invest based on a particular theme, such as climate change or artificial intelligence), and
○	Sector ETFs (e.g., ETFs that invest in one or more market sectors, such as consumer discretionary or health care).

●	Moderate – The Fund is positioned long, with a moderate investment tilt. In this state, the Fund’s portfolio will largely be comprised of (a) long-only, broad-based, equity Underlying ETFs with (b) a moderate allocation (about 40% to 60% of the Fund’s portfolio), to more focused Underlying ETFs (e.g., sector or commodity ETFs). The Underlying ETFs may include:
○	Growth-focused ETFs,
○	Value-focused ETFs (e.g., ETFs that invest in equity securities of companies whose securities have low prices relative to estimates of their fundamental (or intrinsic) value), and
○	Sector ETFs.
○	Commodity ETFs (e.g., gold).
○	Currency ETFs.

●	Hedged – The Fund is positioned as hedged. In this state, the Fund’s portfolio will be comprised of approximately half (or slightly more than half) of long-only equity Underlying ETFs and the other half (or slightly less than half) will consist of allocations to more Underlying ETFs that provide short exposure and to more focused Underlying ETFs. In this state, the Fund will generally participate in changes to the overall equity markets only to a limited extent. The Underlying ETFs may include:
○	Growth-focused and Value-focused ETFs (which correlate to and offset to a limited extent the Fund’s inverse ETFs),
○	Inverse ETFs (e.g., ETFs that seek to produce investment results that are opposite of a particular benchmark index),
○	Leveraged ETFs,
○	Fixed income ETFs, and
○	Commodity ETFs (e.g., gold).
○	Currency ETFs.

●	Bearish – The Fund is positioned short. In this state, the Fund’s portfolio will generally be comprised of a smaller allocation to long-only equity Underlying ETFs and a greater allocation to Underlying ETFs that provide short exposure and to more focused Underlying ETFs. In this state, the Fund will generally not participate in changes to the overall equity markets. The Underlying ETFs may include:
○	Growth-focused and Value-focused ETFs (which correlate to and offset to a limited extent the Fund’s inverse ETFs),
○	Inverse ETFs,
○	Leveraged ETFs,
○	Fixed income ETFs, and
○	Commodity ETFs (e.g., gold).
○	Currency ETFs.

As described below, the Sub-Adviser selects more focused Underlying ETFs (e.g., sector, fixed income, etc.) depending on the then-current perceived market environment (i.e., Bullish, Moderate, etc.) and the model’s assessment of how best to position the Fund’s portfolio for anticipated changes to various markets (e.g., stock market, fixed income market, etc.). For example, the model may suggest that the Fund allocate a portion of its portfolio to gold ETFs because gold historically has not moved in line with the overall stock market.

The Sub-Adviser views a full market cycle as being secular and lasting an average of 10 years or more depending on underlying macroeconomic conditions, and containing periods of both cyclical bull and cyclical bear market events. Over a full market cycle, it is expected that the Fund will be in each of the four market environments approximately equally (i.e., about 25% in each market environment).

Model Analyses:

1.	Market Environment Analysis: The model’s recommendations are derived from an ongoing analysis of extensive market data regarding the Fund’s initial ETF universe, which is comprised of all ETFs that trade on U.S. stock exchange. See “Additional Information About the Fund” below for information about the data analyzed.

The model’s analysis produces market signals (the “Signals”), which the model processes to classify the current market environment’s state. In particular, if the signal processing shows:
●	Large but infrequent changes in the Signals - the model will reflect a Bullish market environment, indicating the market appears strong and growing.
●	Small and consistent changes in the Signals - the model will reflect a Moderate market environment, indicating the market appears stable and not particularly strong or weak.
●	Large and frequent changes in the Signals - the model will reflect a Hedged market environment, indicating the market appears volatile and there are significant changes happening on a regular basis.
●	Small, but infrequent changes in the Signals - the model will reflect a Bearish market environment, indicating the market appears weak and declining.

2.	Hedging Exposure/Sub-Market Exposure Analysis.

The model recommends hedging exposure levels to adapt the Fund’s portfolio to the then-current market environment. For example, in a Bullish market environment, the Fund will not engage in hedging activity. In a Moderate market environment, the Fund will hedge a small portion of the Fund’s portfolio. The Fund’s level of hedging is increased for a Hedged market environment and increased further for a Bearish market environment.

The model may recommend that the Fund achieve the desired level hedging via different types of ETFs depending on the model’s assessment of the anticipated changes to various markets (e.g., stock market, fixed income market, commodities, etc.).

For example, in a Moderate market environment, the model may recommend ETFs (e.g., gold) with performance that has not historically correlated with a particular equity-based securities index. A higher level of hedging may be achieved by investing in one or more inverse ETFs.

The model also recommends, on an ongoing basis, sizing of the Fund’s exposure to various sub-markets (e.g., the percentage of the Fund’s portfolio to be invested in long-equities, bonds, commodities, etc.).

3.	Underlying ETF Analysis:

The model evaluates the universe of ETFs to select Underlying ETFs most appropriate for the Fund’s portfolio. To do so, the model analyzes a range of ETF attributes including:

●	diversification (e.g., the number of securities held).
●	correlation (e.g., whether an ETF’s returns are consistent with (or deviate from) other ETFs or indices.
●	moving average (e.g., examines whether the value of the ETF is generally increasing or decreasing over different periods).

Further, the model evaluates subsets of similarly-focused ETFs. For example, the model conducts comparative analyses for broad-based, passively managed ETFs, market sector-focused ETFs (e.g., healthcare, energy, technology, and finance), and factor-style focused ETFs (e.g., value, growth, dividends, and momentum), and thematic-focused ETFs (e.g., ETFs that focus on predicting long-term trends), commodity ETFs (e.g., gold ETFs), and leveraged ETFs, among others. For each cohort of ETFs, the model scores the relevant ETFs to determine the ETFs that may provide the best fit for the model’s recommended overall portfolio. The model tends to favor lower-cost ETFs that provide exposure consistent with the model’s signals. For example, if the model signals that the Fund should invest in one or more particular market sectors, the model will recommend ETFs that have relevant investment objectives.

Portfolio Construction:

The Sub-Adviser’s portfolio managers review the ETFs recommended by the model for the then-current market environment and review each potential ETF’s attributes. Based on the portfolio managers’ assessment, Underlying ETFs are selected for the Fund’s portfolio.

The Fund’s portfolio will generally hold between five and twenty Underlying ETFs. As noted above, the Fund will generally have net equity exposure ranging from 20% short to 100% long.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.

The Fund commenced investment operations on August 2, 2023, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on November 26, 2018. The Sub-Adviser was the investment adviser for the Predecessor Account

Therefore, the returns shown for periods prior to August 2, 2023 are those of the Predecessor Account.  The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was the only account managed by the Sub-Adviser with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account was managed in substantially the same way as the Sub-Adviser manages the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s and Predecessor Account’s annual returns. The table illustrates how the Fund’s and Predecessor Account’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance and with an index comprised of companies similar to those held by the Fund and Predecessor Account.

The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.daysadvisors.com/HF.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.daysadvisors.com/HF
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.45% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -10.06% (quarter ended March 31, 2020).

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2024 through September 30, 2024 was 12.00%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2023
DGA CORE PLUS ABSOLUTE RETURN ETF | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA CORE PLUS ABSOLUTE RETURN ETF | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA CORE PLUS ABSOLUTE RETURN ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
DGA CORE PLUS ABSOLUTE RETURN ETF | Underlying ETFs Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described below.

DGA CORE PLUS ABSOLUTE RETURN ETF | Underlying Leveraged And Inverse E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Leveraged and Inverse ETF Risk. When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETFs will fall as the performance of the Underlying ETF’s benchmark rises - a result that is the opposite from traditional mutual funds.  In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an Underlying ETF’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only.  For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying ETF, falls.  Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

DGA CORE PLUS ABSOLUTE RETURN ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary investment models (“Models”) as well as information and data supplied by third parties (“Data”). To the extent the Model does not perform as designed or as intended, or there are errors in the Model’s design or coding, or events occur which were not contemplated by the Model, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the Data is stale, incorrect, or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. Similarly, if Data is unavailable, it may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been available.

Some of the Models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, the Models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), the Models may produce unexpected results, which can result in losses for the Fund.

DGA CORE PLUS ABSOLUTE RETURN ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

DGA CORE PLUS ABSOLUTE RETURN ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. An Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

DGA CORE PLUS ABSOLUTE RETURN ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

DGA CORE PLUS ABSOLUTE RETURN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

DGA CORE PLUS ABSOLUTE RETURN ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

DGA CORE PLUS ABSOLUTE RETURN ETF | Commodity ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

DGA CORE PLUS ABSOLUTE RETURN ETF | Currency ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

DGA CORE PLUS ABSOLUTE RETURN ETF | Commodities Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Tax Risk. In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, it must derive at least 90% of its gross income each taxable year from “qualifying income”. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. If the Internal Revenue Services (“IRS”) publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change their investment strategies in order to qualify as a RIC under the Internal Revenue Code.

DGA CORE PLUS ABSOLUTE RETURN ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.
DGA CORE PLUS ABSOLUTE RETURN ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

DGA CORE PLUS ABSOLUTE RETURN ETF | Mid-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

DGA CORE PLUS ABSOLUTE RETURN ETF | Small-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

DGA CORE PLUS ABSOLUTE RETURN ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. By virtue of the Fund’s investments in option contracts equity ETFs, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

DGA CORE PLUS ABSOLUTE RETURN ETF | Growth Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of an Underlying ETF’s growth investments will vary and at times may be lower than that of other types of investments.

DGA CORE PLUS ABSOLUTE RETURN ETF | Momentum Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Momentum Risk. An Underlying ETF that employs a “momentum” style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

DGA CORE PLUS ABSOLUTE RETURN ETF | Thematic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Thematic Risk. An Underlying ETF that employs a “thematic” style of investing typically excludes securities of certain issuers for non-financial reasons. In that case, an Underlying ETF may forego some market opportunities available to funds that do not follow the particular themes inherent in that Underlying ETF’s strategy. Companies meeting an Underlying ETF’s theme guidelines may be out of favor in particular market cycles and perform less well than the market as a whole. Companies meeting an Underlying ETF’s theme guidelines may be thinly capitalized, dependent on government subsidies, or engaged in the development of new technologies, such that they may face a greater risk of business failure.

DGA CORE PLUS ABSOLUTE RETURN ETF | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by an Underlying ETF, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the Underlying ETF.

DGA CORE PLUS ABSOLUTE RETURN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DGA CORE PLUS ABSOLUTE RETURN ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
DGA CORE PLUS ABSOLUTE RETURN ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

DGA CORE PLUS ABSOLUTE RETURN ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

DGA CORE PLUS ABSOLUTE RETURN ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

DGA CORE PLUS ABSOLUTE RETURN ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

DGA CORE PLUS ABSOLUTE RETURN ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

DGA CORE PLUS ABSOLUTE RETURN ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

DGA CORE PLUS ABSOLUTE RETURN ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
DGA CORE PLUS ABSOLUTE RETURN ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so..

DGA CORE PLUS ABSOLUTE RETURN ETF | Sub-Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Adviser Risk. The Sub-Adviser has experienced professionals who have managed investments in the past, but they do not have prior experience managing an ETF. This could potentially affect their effectiveness in this role. However, the Sub-Adviser has enlisted the help of third-party vendors for compliance services and operations. While the Sub-Adviser currently operates with a smaller team and fewer resources, they plan to expand as market conditions allow. In the meantime, the Sub-Adviser and the Adviser regularly review and update their business continuity plan to ensure that portfolio management can continue smoothly in the event of any disruptions to operations.

DGA CORE PLUS ABSOLUTE RETURN ETF | DGA CORE PLUS ABSOLUTE RETURN ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,082
Annual Return 2019	rr_AnnualReturn2019	12.03%
Annual Return 2020	rr_AnnualReturn2020	17.77%
Annual Return 2021	rr_AnnualReturn2021	4.56%
Annual Return 2022	rr_AnnualReturn2022	9.39%
Annual Return 2023	rr_AnnualReturn2023	8.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance from January 1, 2024 through September 30, 2024
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.06%)
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018
DGA CORE PLUS ABSOLUTE RETURN ETF | DGA CORE PLUS ABSOLUTE RETURN ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018	[4]
DGA CORE PLUS ABSOLUTE RETURN ETF | DGA CORE PLUS ABSOLUTE RETURN ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2018	[4]

[1]	The Fund’s investment adviser, Tidal Investments, LLC (the “Adviser” or “Tidal”), will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Adviser has agreed to reduce its unitary management fee to 1.35% of the Fund’s average daily net assets through at least November 30, 2025. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.
[4]	Prior to August 2, 2023, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to August 2, 2023.